Expense Example - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND	GLOBAL REAL ESTATE FUND, INVESTOR CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, INVESTOR CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, INVESTOR CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, INVESTOR CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, Y CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, Y CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, Y CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, Y CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, A CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, A CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, A CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, A CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, C CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, C CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, C CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, C CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, R CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, R CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, R CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, R CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, R5 CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, R5 CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, R5 CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, R5 CLASS Expense Example, with Redemption, 10 Years	GLOBAL REAL ESTATE FUND, R6 CLASS Expense Example, with Redemption, 1 Year	GLOBAL REAL ESTATE FUND, R6 CLASS Expense Example, with Redemption, 3 Years	GLOBAL REAL ESTATE FUND, R6 CLASS Expense Example, with Redemption, 5 Years	GLOBAL REAL ESTATE FUND, R6 CLASS Expense Example, with Redemption, 10 Years
USD ($)	114	376	657	1,458	94	313	550	1,228	79	266	469	1,053	707	1,003	1,319	2,213	216	684	1,177	2,533	165	531	921	2,010	94	313	550	1,228	79	266	469	1,053